Document and Entity Information	Aug. 07, 2026
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	Aug. 07, 2026
Entity Registrant Name	Wave Life Sciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37627
Entity Tax Identification Number	42-2115035
Entity Address Address Line 1	733 Concord Avenue
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02138
City Area Code	617
Local Phone Number	949-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	WVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001631574
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	7 Straits View #12-00,
Entity Address Address Line 2	Marina One
Entity Address City Or Town	East Tower
Entity Address Postal Zip Code	018936
Entity Address Country	SG